Principal Funds, Inc.
Supplement dated March 16, 2018
to the Statement of Additional Information dated December 31, 2017
(as supplemented on January 30, 2018)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS
Delete the final sentence of the first paragraph and replace with the following:
Each of the Funds is diversified.
Under Fundamental Restrictions, delete the last sentence under numbered restriction 6.
Under Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks, delete the last sentence of the first paragraph and replace with the following:
In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the acquisition price the Funds pay to the seller of the securities.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS
In the Officers of the Fund section, delete references to Greg Reymann.
Delete the row relating to Teri R. Root from the Officers of the Fund table, and replace with the following:

Name, Address and Year of Birth	Position(s) Held with Fund and Length of Time Served	Positions with the Manager and its Affiliates; Principal Occupations During Past 5 Years** (unless noted otherwise)
Teri R. Root Des Moines, IA 50392 1979	Chief Compliance Officer (since 2018) Interim Chief Compliance Officer (2018) Deputy Chief Compliance Officer (2015 - 2018)	Deputy Chief Compliance Officer, PGI (since 2017) Vice President and Chief Compliance Officer, PMC (2015-2017) Compliance Officer, PMC (2010-2013) Vice President, PSS (since 2015)

INVESTMENT ADVISORY AND OTHER SERVICES
Under Investment Advisors, delete The Boston Company Asset Management, LLC (“Boston”), Mellon Capital Management Corporation (“Mellon Capital”), and Tortoise Capital Advisors, L.L.C. (“Tortoise”) sections, and add the following to the alphabetical list of sub-advisors:

Sub-Advisor:
BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) is an independently operated indirect subsidiary of The Bank of New York Mellon Corporation, a banking and financial services company. BNY Mellon AMNA is a registered investment advisor and organized as a corporation in the state of Delaware.

Fund(s):	Bond Market Index and a portion of the assets of Diversified Real Asset

Sub-Advisor:
Tortoise Capital Advisors, L.L.C. (“Tortoise”) is an indirect wholly-owned subsidiary of Tortoise Investments LLC. Tortoise is controlled by Lovell Minnick Partners LLC (“Lovell Minnick”), certain private funds sponsored by Lovell Minnick, institutional co-investors, and certain Tortoise Investments LLC employees and directors.

Fund:	a portion of the assets of Diversified Real Asset

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Effective on or about April 3, 2018, under Investment Advisors, delete the Brookfield Investment Management Inc. (“Brookfield”) section, and add the following to the alphabetical list of sub-advisors:

Sub-Advisor:	RARE Infrastructure (North America) Pty Limited (RINA) (“RARE”), is an indirect majority-owned subsidiary of Legg Mason, Inc.

Fund(s):	a portion of the assets of Diversified Real Asset

PURCHASE AND REDEMPTION OF SHARES
Under Purchase of Shares, after the Small-MidCap Dividend Income Fund section, add the following:
Real Estate Allocation Fund
The Fund is no longer available for purchase from new investors. The Fund will liquidate on or about April 27, 2018. On that date, delete references to the Real Estate Allocation Fund from the Statement of Additional Information.

PRICING OF FUND SHARES
Delete the last sentence of the sixth paragraph and replace with the following:
If the Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
Delete the last sentence of the seventh paragraph and replace with the following:
It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor is authorized to make such determinations subject to the oversight of the Board as may from time to time be necessary.

APPENDIX C - PROXY VOTING POLICIES
Delete The Boston Company Asset Management, LLC proxy voting policy.
Effective on or about April 3, 2018, delete the Brookfield Investment Management Inc. proxy voting policy, and add the RARE Infrastructure (North America) Pty Limited (RINA) proxy voting policy.

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RARE Corporate Governance
and Proxy Voting Policy
December 2017

RARE Infrastructure Limited (RIL)
RARE Infrastructure International Pty Limited (RIIPL)
RARE Infrastructure (North America) Pty Limited (RINA)
RARE Infrastructure USA Inc. (RUSA)
RARE Infrastructure (Europe) Pty Ltd (REUR)
RARE Holdings Pty Limited (RHIP)
RARE Infrastructure Finance Pty Limited (RIF)
Legg Mason Australia Holdings Pty Limited (LMAH)
(Collectively known as the “RARE Group” for the purposes of this document)

Document owner: Chief Compliance Officer

All copyright and other intellectual property in this document is owned by RARE Infrastructure Limited and its Group entities. This document may not be externally distributed without the approval of the RARE Legal or Risk & Compliance teams.

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RARE Corporate Governance and Proxy Voting Policy
Purpose
To provide guidelines for the RARE Group to pursue an active role in monitoring corporate governance practices adopted by the companies that the RARE Group’s clients are invested in.
As part of investment management process, RARE will take an active role in monitoring corporate governance practices of the companies that RARE clients and fund are invested in.
Application
This policy applies to funds and accounts managed by RARE Infrastructure Limited (RIL), RARE Infrastructure International Pty Limited (RIIPL), RARE Infrastructure (North America) Pty Limited (RINA), RARE Infrastructure USA, INC (RUSA) and RARE Infrastructure (Europe) Pty Ltd (REUR) (collectively known as the "RARE Group" for the purposes of this policy).
The policy should be read in conjunction with the RARE suite of policies, including the RARE Code of Conduct and the RARE Environmental, Social and Governance Policy.
Corporate Governance
The RARE Group believes that corporate governance is an important aspect of share ownership and that as a professional investment manager, the RARE Group has a responsibility to act in this regard with the best interests of its clients in mind.
The RARE Group is an active participant in corporate governance matters that arise as a result of investments in securities. The RARE Group also pursues corporate governance matters with companies outside of formal company meetings, by writing letters to the board of directors and senior management and meeting with company representatives on a regular basis.
The RARE Group may seek to influence company policy by forwarding its views to senior management and board members in writing or by arranging to speak to those persons directly.
Proxy Voting
For all securities in the RARE Group's portfolios for which the RARE Group is authorised to vote, upon receipt of notice of a meeting where the RARE Group may vote, the investment team will review the resolutions to be put to the meeting and determine the RARE Group's position. The RARE Group view will be reflected in any proxy record lodged on behalf of a RARE Group client, where voting discretion is left to the RARE Group.
Copies of all proxy records will be retained in a voting system register that is maintained by the RARE Group.
Reporting to Clients
The RARE Group will provide its clients annual reports on the RARE Group's voting activities on request. The annual report may include:

•	Material corporate governance issues the RARE Group decided to correspond with a company on before an AGM with a view to amending or withdrawing a proposed resolution.

•	Comments on resolutions where the RARE Group abstained or voted against the board's recommendations.

Voting information can be obtained more frequently on request.

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Monitoring and Reporting
RARE Risk and Compliance will monitor compliance with this policy on an ad hoc basis.
Record Keeping
Records of all voting will be maintained by RARE.
Exceptions to the Policy
All exceptions to this policy will be reported to the Board and Senior Management as required under the Breaches and Incidents policy.

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